Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	DESWELL INDUSTRIES, INC.
Trading Symbol	DSWL
Document Type	20-F/A
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	15,935,239
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Annual Report on Form 20-F of Deswell Industries, Inc. (“Company,” “our,” “us,” or “we”) for the fiscal year ended March 31, 2023 filed on July 28, 2023 (the “Original Filing”) is being filed solely to amend and restate in its entirety Item 16I, “Disclosure Regarding Foreign Jurisdictions that Prevent Inspections” in order to provide the items required under Item 16I(a) of Form 20-F and to provide the disclosures under Item 16I(b) of Form 20-F.Except as noted above, this Amendment does not update or modify any disclosure in the Original Filing or reflect any event occurring after the filing of the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, we are filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment.
Entity Central Index Key	0000946936
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33900
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	10B, Edificio Associacao Industrial De Macau
Entity Address, Address Line Two	32 Rua do Comandante Mata e Oliveria
Entity Address, City or Town	Macao
Entity Address, Country	VG
Title of 12(b) Security	Common shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	No
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	BDO China Shu Lun Pan Certified Public Accountants LLP
Auditor Location	People’s Republic of China
Auditor Firm ID	1818
Entity Address, Postal Zip Code	0000
Business Contact
Document Information Line Items
Contact Personnel Name	Herman Wong
Entity Address, Address Line One	10B, Edificio Associacao Industrial De macau
Entity Address, Address Line Two	32 Rua do Comandante Mata e Oliveira
Entity Address, City or Town	Macao
Entity Address, Country	VG
City Area Code	853
Local Phone Number	28-322096
Contact Personnel Email Address	hermanwong@jetcrown.net
Entity Address, Postal Zip Code	0000